Condensed Consolidated Balance Sheets (Parenthetical)	Jun. 30, 2020 $ / shares shares	Jun. 30, 2020 £ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 £ / shares shares
Deferred stock, par value (in dollars per share) | $ / shares	$ 0.000001		$ 0.000001
Deferred stock, issued (in shares)	294,176,000	294,176,000	0	0
Deferred stock, outstanding (in shares)	294,176,000	294,176,000	0	0
Common Class A
Common stock, par value (in dollars/pounds per share) | $ / shares	$ 0.0001		$ 0.0001
Common stock, issued (in shares)	365,899,000	365,899,000	0	0
Common stock, outstanding (in shares)	365,899,235	365,899,235	0	0
Common Class B
Common stock, par value (in dollars/pounds per share) | $ / shares	$ 0.000001		$ 0.000001
Common stock, issued (in shares)	241,207,000	241,207,000	0	0
Common stock, outstanding (in shares)	241,207,425	241,207,425	0	0
Class R Redeemable Stock
Common stock, par value (in dollars/pounds per share) | £ / shares		£ 1		£ 1
Common stock, issued (in shares)	50,000	50,000	0	0
Common stock, outstanding (in shares)	50,000	50,000	0	0